SHARE-BASED PAYMENTS - RSU and PSU Activity (Details)	12 Months Ended
	Mar. 31, 2021 shares	Mar. 31, 2020 shares
Restricted Share Unit Plan (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	1,490,603	1,570,063
Units granted (in shares)	246,249	149,477
Units cancelled (in shares)	(42,264)	(16,207)
Units redeemed (in shares)	(264,064)	(228,928)
Dividends paid in units (in shares)	0	16,198
Units outstanding, end of year (in shares)	1,430,524	1,490,603
Units vested, end of year (in shares)	1,295,233	1,391,195
Performance Share Unit Plan (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	976,873	1,141,200
Units granted (in shares)	585,162	730,352
Units cancelled (in shares)	(41,266)	(41,991)
Units redeemed (in shares)	(700,680)	(852,688)
Units outstanding, end of year (in shares)	820,089	976,873
Units vested, end of year (in shares)	649,449	758,209